PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Company's major VIEs and VIE's subsidiaries
The following is a summary of the Company’s major VIEs and VIEs’ subsidiaries:

Name of major VIEs and their major subsidiaries	Date of establishment/acquisition

Shanghai Ctrip Commerce Co., Ltd., (“Ctrip Commerce”)	Established on July 18, 2000

Shanghai Huacheng Southwest International Travel Agency Co., Ltd., (“Shanghai Huacheng”, a subsidiary of Ctrip Commerce)	Established on March 13, 2001

Chengdu Ctrip Travel Agency Co., Ltd., (“Chengdu Ctrip”)	Established on January 8, 2007

Beijing Qu Na Information Technology Co., Ltd., (“Qunar Beijing”)	Established on March 17, 2006

Summary of consolidated balance sheet information of VIEs
Summary of selected financial information of the VIEs, which represents aggregated financial information of the VIEs and their respective subsidiaries included in the accompanying consolidated financial statements, is as follows (RMB in millions):

	As of December 31,
	2022	2023
Selected Balance Sheets Data of the VIEs
Cash and cash equivalents	2,891	2,825
Restricted cash	449	533
Short-term investments	2,643	197
Accounts receivable, net	606	1,363
Prepayments and other current assets	2,375	2,076
Investments (non-current)	2,121	2,998
Total assets	17,480	18,085
Less: Inter-company receivabl es (Note i)	(4,852)	(6,699)
Total assets excluding inter-company receivables	12,628	11,386
Short-term debt and current portion of long-term debt	5,215	3,245
Accounts payable	1,497	2,964
Advances from customers	1,212	1,637
Other payables and accruals	2,095	2,162
Total liabilities	15,558	16,571
Less: Inter-company payabl es (Note ii)	(5,150)	(5,934)
Total liabilities excluding inter-company payables	10,408	10,637

Note i: The inter-company receivables as of December 31, 2022 and 2023 mainly represented the receivables of VIEs due from the Company’s wholly-owned subsidiaries for treasury cash management purpose.
Note ii: The inter-company payables as of December 31, 2022 and 2023 mainly represented payables of VIEs due to the Company’s wholly-owned subsidiaries for treasury cash management purpose.

Summary of consolidated results of operations information of VIEs
The following table set forth the summary of results of operations of the VIEs and their subsidiaries of the Company (RMB in millions):

	For the years ended December 31,
	2021	2022	2023

Net revenues	6,035	4,335	10,050
Cost of revenues	2,557	2,292	5,118
Net loss	(119)	(495)	(945)

Summary of consolidated results of cash flows information of VIEs
The following tables set forth the summary of cash flow activities of the VIEs and their subsidiaries of the Company (RMB in millions):

	For the year ended December 31,
	2021	2022	2023
Net cash provided by/(used in) operating activities	1,271	(1,677)	1,092
Net cash provided by investing activities	618	4,317	109
Net cash used in financing activities	(1,566)	(6,957)	(1,182)

Schedule of property, equipment and software estimated useful lives

Building	30-40 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	3-5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Allowance for doubtful accounts

	2021	2022	2023

Allowance at beginning of year	799	815	770
Deconsolidation of subsidiaries	(1)	—	—
Provisions for credit losses	141	296	79
Write-offs	(124)	(341)	(353)

Allowance at end of year	815	770	496

Company's share option activity under all the incentive plans
The following table summarized the Company’s share option activity under all the option plans (in US$, except for shares):

	Number of Shares (Note i)	Weighted Average Exercise Price (Note i)	Weighted Average Remaining Contractual Life (Years) (Note i)	Aggregate Intrinsic Value (in millions) (Note i)
Outstanding at December 31, 2020	57,583,856	22.55	5.16	704

Granted	15,404,097	18.46
Exercised	(5,106,035)	9.32
Forfeited	(1,800,799)	7.9

Outstanding at December 31, 2021	66,081,119	23.02	5.42	398

Granted	17,311,708	14.15
Exercised	(4,493,648)	5.70
Forfeited	(1,424,477)	10.80

Outstanding at December 31, 2022	77,474,702	22.26	5.01	995

Granted	12,332,490	18.82
Exercised	(4,590,690)	12.18
Forfeited	(623,526)	12.57

Outstanding at December 31, 2023	84,592,976	22.38	4.70	1,195

Vested and expect to vest at December 31, 2023	81,777,561	22.53	4.65	1,144
Exercisable at December 31, 2023	49,400,288	25.44	3.68	564
Note i: The number of restricted shares and weighted average exercise price have been retrospectively adjusted for the Share Subdivision that became effective on March 18, 2021 (Note 2)

Assumptions of Black-Scholes pricing model

	2021	2022	2023
Risk-free interest rate	0.21%-1.18%	1.55%-4.45%	3.60%-4.72%
Expected life (years)	4 – 5	4 – 5	4 – 5
Expected dividend yield	0%	0%	0%
Volatility	39%-43%	41%-49%	48%-49%
Fair value of options at grant date per share	from US$8.61 to US$39.17	from US$7.44 to US$24.58	from US$16.08 to US$36.51

Schedule of restricted share activities under all incentive plans
The following table summarizes the Company’s RSUs activities under all incentive plans (in US$, except for shares):

	Number of Shares (Note i)	Weighted average grant date fair value (US$) (Note i)
Restricted shares

Unvested at December 31, 2020	934,512	33.79

Granted	255,004	31.35
Vested	(215,484)	37.26
Forfeited	(104,412)	30.12

Unvested at December 31, 2021	869,620	32.65

Granted	255,000	24.67
Vested	(243,625)	36.15
Forfeited	(129,489)	33.92

Unvested at December 31, 2022	751,506	28.59

Vested	(197,250)	30.51
Forfeited	(568)	29.03

Unvested at December 31, 2023	553,688	27.90

Note i: The number of restricted shares and weighted average grant date fair value have been retrospectively adjusted for the Share Subdivision that became effective on March 18, 2021 (Note 2).

Summary of components of other income

	2021	2022	2023

Government grants	550	618	608
Gain on disposal of long-term investments (Note 7)	63	23	11
Foreign exchange gains/(losses)	1	(69)	29
Gain from the fair value remeasurement upon the discontinuance of the equity method of the investment(a)	—	1,135	—
Dividend from long-term investments	—	53	177
Impairments of long-term investments(b)	(96)	(949)	(115)
Fair value changes of equity securities investments and Exchangeable Senior Notes	(170)	1,338	(1,507)
Others	25	(134)	130

Total	373	2,015	(667)

(a)
In 2022, an equity method investee of the Company completed an initial public offering, upon which the Company lost significant influence over the investee due to its reduced voting rights and changes in the investee’s governing documents. Consequently, the Company discontinued the equity method accounting and the investment was classified as an equity security investment with readily determinable fair value. Immediately after discontinuing the equity method, the Company recognized a gain from the remeasurement of the investment at fair value with amount of RMB1.1 billion.

(b)
In 2022 and 2023, the Company recorded a RMB906 and RMB115 million impairment loss for certain redeemable preferred shares investments which are
accounted for as
available-for-sale
debt
securitie
s
(Note 7).